Evergreen

EVERGREEN PRIME CASH MANAGEMENT MONEY MARKET FUND

Semiannual Report
as of May 31, 2002

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Evergreen Investments
MUTUAL FUNDS

Letter to Shareholders
July 2002

William M. Ennis
President and Chief Executive Officer

Dennis H. Ferro
President and Chief Investment Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Prime Cash Management Money Market Fund for the six-month period ended May 31, 2002. The Evergreen Prime Cash Management Money Market Fund is the successor to the Wachovia Prime Cash Management Fund. As a result of the recent mergers of Wachovia Funds into the Evergreen Investments mutual fund family, you will notice a new look to this and future shareholder reports. We welcome you to Evergreen Investments.

Market Analysis

After experiencing mixed performance for the first three months of the reporting period, the U.S. equities markets renewed their struggles during the following months. Investors had to contend with several developments beginning in April. First, corporate earnings reported for the first quarter were less positive than expected as they primarily reflected cost savings rather than revenue growth. Second, economic data remained mixed, and indicated a slowing from the first quarter’s rapid pace. Third, geopolitical uncertainties ranging from the war on terror to bombings in the Middle East rattled investors on a weekly basis. Finally, concerns over corporate credibility have escalated as seen from the Enron and Arthur Andersen problems.

One man’s stumbling block is another man’s steppingstone. The U.S. fixed income markets, after mixed to negative performance in the first three months of the year, recovered nicely in April and May. Moderation in economic growth had much to do with this performance improvement, since a slowdown in the pace of GDP suggests the Federal Reserve Board (the “Fed”) may remain on the sidelines a little longer than originally anticipated. Uncertainty related to geopolitical risks also contributed to the gains in Treasuries, which maintained their role as a leading safe haven for domestic and international investors.

Focus on Long-Term Investment Goals
Given the many uncertainties in the current environment, we strongly encourage investors to focus on their long-term objectives, paying particular attention to their investment time horizons and asset allocation. Unforeseen negative events, such as terrorist activity, have historically pushed markets lower immediately following the catastrophe, yet the U.S. financial markets have a long history of recovering from such events. As always, investors should remain fully diversified in order to participate in market gains while properly positioning themselves for market weakness.

Our position since the beginning of the year has been that this recovery should be as unusual as the recession that preceded it. Because of the pace of economic growth, we believe the Fed will only consider a tightening of monetary policy late in the second half of the year. As clarity increases on a variety of issues over the next few months, we believe the patience and discipline shown by fully diversified investors will prove very worthwhile over the long term. As always, it is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events. Thank you for your continuing support of Evergreen Investments.

/s/ William M. Ennis
William M. Ennis
President and Chief Executive Officer
Evergreen Investments

/s/ Dennis H. Ferro
Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

Evergreen Prime Cash Management Money Market Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount		Value

(1) Certificates of Deposit—17.4%
$50,000,000	Abbey National Bank PLC, London, 1.920%-2.050%, 6/4/2002-10/10/2002	$50,000,916
25,000,000	CIBC Wood Gundy Securities Corp., 1.830%, 7/31/2002	25,000,619
35,000,000	Dexia Bank, New York, 1.900%, 6/3/2002	35,000,058
25,000,000	Rabobank Nederland, Utrecht, 1.780%, 6/11/2002	25,000,069
50,000,000	Royal Bank of Scotland PLC, Edinburgh, 2.000%, 6/6/2002	50,000,069
25,000,000	SouthTrust Bank National Association, 2.000%, 6/5/2002	25,000,027
25,000,000	Toronto Dominion Holdings (USA), Inc., 2.340%, 1/9/2003	25,001,506
60,000,000	UBS AG, 1.830%-1.870%, 6/13/2002-7/31/2002	60,000,948

	Total Certificates of Deposit	295,004,212

(1) Commercial Paper—43.5%
	Finance—43.5%
50,000,000	Atlantic Asset Securitization Corp., 1.790%, 6/24/2002	49,942,819
19,059,000	Brahms Funding Corp., 1.850%, 6/28/2002	19,032,556
38,825,000	Compass Securitization LLC Years 3&4, 1.790%, 6/4/2002	38,819,209
50,000,000	Fulbeck Funding LLC, 1.790%, 6/20/2002	49,952,764
35,000,000	Giro Balanced Funding Corp., 1.820%, 6/20/2002	34,966,381
50,000,000	Goldman Sachs Group, Inc., 2.540%, 3/18/2003	50,000,000
25,000,000	Grand Funding Corp., 1.780%, 6/14/2002	24,983,931
48,999,000	Hatteras Funding Corp., 1.800%, 6/26/2002	48,937,751
75,000,000	Liberty Street Funding Corp., 1.790%, 6/5/2002-6/14/2002	74,971,658
43,500,000	Moat Funding LLC, 1.790%-1.800%, 6/7/2002-6/18/2002	43,476,817
25,000,000	Mont Blanc Capital Corp., 1.800%, 6/25/2002	24,970,000
35,000,000	Prudential Funding Corp., 1.860%, 6/26/2002-7/9/2002	34,938,000
65,000,000	Salomon Smith Barney Holdings, Inc., 1.780%, 6/3/2002	64,993,572
38,418,000	Sheffield Receivables Corp., 1.800%, 6/25/2002	38,371,898
25,000,000	Three Pillars Funding Corp., 1.810%, 6/18/2002	24,978,632
48,812,000	Thunder Bay Funding, Inc., 1.780%-1.790%, 6/7/2002-6/10/2002	48,794,502
67,623,000	Victory Receivable Corp. Years 3&4, 1.800%-1.810%, 6/6/2002-6/18/2002	67,580,476

	Total Commercial Paper	739,710,966

Corporate Bonds—2.6%
	Finance—2.6%
45,000,000	Countrywide Home Loans, Inc., 2.666%, 2/28/2003	45,010,226

Corporate Notes—4.1%
	Communication Services—1.2%
20,000,000	BellSouth Corp., 4.105%, 4/26/2003	20,253,573

2

Evergreen Prime Cash Management Money Market Fund

Principal Amount or Shares		Value

Corporate Notes—continued
	Finance—2.9%
$25,000,000	Household Finance Corp., 3.000%, 5/30/2003	$25,000,000
25,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.680%, 5/20/2003	25,000,000

	Total	50,000,000

	Total Corporate Notes	70,253,573

(2) Notes—Variable—20.8%
	Finance—20.8%
40,000,000	American Express Credit Corp., 1.820%, 6/19/2002	39,996,957
13,600,000	Chase Manhattan Corp., 1.950%, 6/6/2002	13,605,571
60,000,000	Liberty Lighthouse US Capital Co., 1.815%, 6/18/2002	60,000,000
90,000,000	Merrill Lynch & Co., Inc., 1.800%-1.820%, 6/7/2002-6/10/2002	90,000,000
25,000,000	National Rural Utilities Cooperative Finance Corp., (Medium Term Note), 1.810%, 6/3/2002	25,000,000
50,000,000	Sigma Finance, Inc., 1.807%, 6/17/2002	50,000,000
50,000,000	Transamerica Occidental Life Insurance Co., 2.050%, 6/17/2002	50,000,000
25,000,000	Westdeutsche Landesbank, 1.777%, 6/24/2002	24,989,807

	Total Notes—Variable	353,592,335

Open-End Investment Companies—7.4%
60,434,689	Citifunds Institutional Cash Reserve Fund	60,434,689
64,779,670	Federated Prime Obligations Fund	64,779,670

	Total Open-End Investment Companies	125,214,359

(3) Repurchase Agreement—4.1%
69,619,889	Deutsche Bank Alex Brown, Inc., 1.700%, dated 5/31/2002, due 6/3/2002	69,619,889

	Total Investments, at amortized cost and value (4)	$1,698,405,560

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,699,744,152) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

3

Evergreen Prime Cash Management Money Market Fund
Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at amortized cost and value	$1,698,405,560
Income receivable	3,932,397

Total assets	1,702,337,957
Liabilities:
Income distribution payable	2,386,871
Payable to adviser	152,327
Other accrued expenses	54,607

Total liabilities	2,593,805

Net assets for 1,699,744,152 shares outstanding	$1,699,744,152

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,699,744,152 ÷ 1,699,744,152 shares outstanding	$1.00

(See Notes which are an integral part of the Financial Statements)

4

Evergreen Prime Cash Management Money Market Fund
Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Interest	$20,383,805
Expenses:
Investment adviser fee	2,982,438
Administrative personnel and services fee	497,073
Custodian fees	118,113
Transfer and dividend disbursing agent fees and expenses	1,988
Trustees’ fees	21,756
Auditing fees	6,898
Legal fees	3,637
Portfolio accounting fees	1,273
Share registration costs	10,367
Printing and postage	3,147
Insurance premiums	3,602
Miscellaneous	4,596

Total expenses	3,654,888
Waiver of investment adviser fee	(1,865,426)

Net expenses	1,789,462

Net investment income	$18,594,343

(See Notes which are an integral part of the Financial Statements)

5

Evergreen Prime Cash Management Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2002 (unaudited)	Year Ended November 30, 2001

Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,594,343	$84,732,277

Distributions to Shareholders:
Distributions from net investment income	(18,594,343)	(84,732,277)

Share Transactions:
Proceeds from sale of shares	2,853,935,952	4,319,446,016
Net asset value of shares issued to shareholders in payment of distributions declared	44,035	327,884
Cost of shares redeemed	(3,455,371,256)	(3,770,912,704)

Change in net assets resulting from share transactions	(601,391,269)	548,861,196

Change in net assets	(601,391,269)	548,861,196
Net Assets:
Beginning of period	2,301,135,421	1,752,274,225

End of period	$1,699,744,152	$2,301,135,421

(See Notes which are an integral part of the Financial Statements)

6

Evergreen Prime Cash Management Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2002 (unaudited)		Year Ended November 30,
			2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01		0.04	0.06	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)		(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	0.95%		4.58%	6.35%	5.05%	5.54%	5.55%
Ratios to Average Net Assets:
Expenses	0.18	%(2)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.87	%(2)	4.49%	6.17%	4.93%	5.40%	5.43%
Expense waiver/reimbursement (3)	0.19	%(2)	0.19%	0.19%	0.19%	0.19%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,699,744		$2,301,135	$1,752,274	$1,710,005	$1,829,211	$1,450,195

(1)	Based on net asset value. Results represent past performance and do not guarantee future results.
(2)	Computed on an annualized basis.
(3)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

7

Evergreen Prime Cash Management Money Market Fund
Notes to Financial Statements

May 31, 2002 (UNAUDITED)

1.  Organization
As of the close of business on June 7, 2002, the net assets and liabilities of Wachovia Prime Cash Management Fund, a series of The Wachovia Funds, were acquired by Evergreen Prime Cash Management Money Market Fund (the “Fund”), a diversified series of Evergreen Select Money Market Trust (the “Trust”), in an exchange of shares. The Trust is a Delaware business trust organized on September 18, 1997 as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”). As Wachovia Prime Cash Management Fund contributed the majority of the net assets and the shareholders to the Fund, the accounting and performance history of Wachovia Prime Cash Management Fund has been carried forward. The accompanying financial statements included herein represents Wachovia Prime Cash Management Fund at May 31, 2002 and for the six months ended May 31, 2002.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”).
INVESTMENT VALUATION—The Fund’s use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.
REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.
The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.
INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.
FEDERAL TAXES—It is the Funds’ policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
USE OF ESTIMATES—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
OTHER—Investment transactions are accounted for on a trade date basis.

8

Evergreen Prime Cash Management Money Market Fund

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended May 31, 2002	Year Ended November 30, 2001
Shares sold	2,853,935,952	4,319,446,016
Shares issued to shareholders in payment of distributions declared	44,035	327,884
Shares redeemed	(3,455,371,256)	(3,770,912,704)

Net change resulting from share transactions	(601,391,269)	548,861,196

4.  Investment Adviser Fee and Other Transactions with Affiliates

INVESTMENT ADVISER FEE—Effective January 2, 2002, Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly owned subsidiary of Wachovia Corporation (formerly First Union Corporation), became the interim investment adviser to the Fund and receives for its services an annual investment adviser fee equal to 0.30% of the Fund’s average daily net assets. Prior to January 2, 2002, Wachovia Fund Advisers, a division of Wachovia Bank, N.A. served as the Fund’s investment adviser and received a fee at the same rate. As a result of contractual obligations, the adviser may be required to waive a portion of its fee. The adviser can modify or terminate this waiver at its sole discretion at any time after June 14, 2003.

ADMINISTRATIVE FEE—Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. This fee is based on the level of average net assets of the Fund for the period. FServ may voluntarily waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES—Effective May 20, 2002, Evergreen Service Company, LLC, an indirect wholly owned subsidiary of Wachovia Corporation became the transfer and dividend disbursing agent for the Fund. Prior to May 20, 2002, FServ, through its subsidiary Federated Shareholder Services Company, served as transfer and dividend disbursing agent for the Fund.

PORTFOLIO ACCOUNTING FEES—FServ, through its subsidiary, Federated Shareholder Services Company, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES—Effective May 20, 2002, State Street Bank and Trust became the custodian for the Fund. Prior to May 20, 2002, Wachovia Bank, N.A. served as custodian to the Fund and received a fee based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

5.  Subsequent Event
Effective on the close of business on June 7, 2002, the reorganization of Wachovia Prime Cash Management Fund into the Fund through a tax-free exchange of shares of the Fund was completed.

9

Last Meeting of Shareholders

Last Meeting of Shareholders
On May 13, 2002 a Special Meeting of shareholders of Wachovia Prime Cash Management Fund was held to consider a number of proposals. On February 28, 2002, the record date of the meeting, the Fund had the following

Record Date Shares Outstanding	2,012,575,667.500
Shares Voted at the Meeting	1,092,016,217.700
Percentage of record date shares Present	54.260%

1.
To consider and act upon an Agreement and Plan of Reorganization whereby Evergreen Prime Cash Management Money Market Fund (“Evergreen Fund”), a series of Evergreen Select Money Market Trust will (i) acquire all of the assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”) in exchange for shares of Evergreen Prime Cash Management Money Market Fund; and (ii) assume the identified liabilities of Wachovia Fund.

Number of Shares Voted

Affirmative	1,076,100,600.940
Against	13,761,065.260
Abstain	2,154,551.500

Total	1,092,016,217.700

2.	To consider and act upon the Investment Advisory Agreement between The Wachovia Funds, on behalf of Wachovia Fund, and Evergreen Investment Management Company, LLC.

Number of Shares Voted

Affirmative	1,076,100,600.940
Against	13,761,065.260
Abstain	2,154,551.500

Total	1,092,016,217.700

3.	To consider and vote upon such other matters as may properly come before said meeting and any adjournments thereof.

Number of Shares Voted

Affirmative	1,063,014,848.330
Against	23,360,948.000
Abstain	5,640,421.370

Total	1,092,016,217.700

10

Board of Trustees

Name, Address and Date of Birth	Position with Trust	Beginning Year of Term of Office*	Principal Occupations for Last Five Years	Number of portfolios overseen in Evergreen funds complex	Other Directorships held outside of Evergreen funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL — South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982
President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
				95	None

Russell A. Salton III, MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993
Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
				95	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

*	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
**	Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

11

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562797 7/2002

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Evergreen Investments
MUTUAL FUNDS

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Evergreen

EVERGREEN SPECIAL VALUES FUND

Semiannual Report
as of May 31, 2002

[Logo of Evergreen Investments]
MUTUAL FUNDS

Letter to Shareholders
July 2002

William M. Ennis
President and Chief Executive Officer

Dennis H. Ferro
President and Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen Special Values Fund, which covers the six-month period ended May 31, 2002. The Evergreen Special Values Fund is the successor to the Wachovia Special Values Fund. As a result of the recent mergers of Wachovia Funds into the Evergreen Investments mutual fund family, you will notice a new look to this and future shareholder reports. We welcome you to Evergreen Investments.

Market Analysis

The equity markets remain caught in a balancing act between the economy, corporate-profits growth and above-average valuations. The prospects for economic growth and renewed profitability come into question daily on Wall Street, leaving a trail of volatility and concern for investors. Optimism born of improved manufacturing productivity soon turned to pessimism brought by excess capacity. Higher retail sales are offset by concerns over the credit used to obtain them. In addition to these types of swings in economic data, investors have had the added challenge of corporate credibility in 2002. Enron and other companies' reported accounting irregularities resulted in a high degree of mistrust by investors. Even good news has been received with a larger than usual dose of skepticism. The cleansing of these problems from our economic system will encourage investor confidence as the quality of corporate profit reporting returns to appropriate levels of clarity.

At the outset of 2002, we believed that given the unusual causes of the recession, the recovery would be similarly unusual. The strength in demand last year confirmed the supply-driven roots of the weakness in the economy. Given the lack of pent-up demand, it is our position that the recovery will not see consumers bidding up demand that would spur high levels of renewed growth. Instead, moderate spending by a satisfied consumer and slower-than-typical growth at this early stage of the recovery may result in good, yet not dramatic, gains in corporate earnings. Oftentimes, an economy in the early stages of recovery has generated GDP growth in excess of 6% and profit growth in the range of 20%. Given our moderate expectations for economic growth, we expect this recovery to be characterized by earnings gains of approximately 8% to 10% in 2002. In this environment, we remain optimistic about the outlook for inflation, which may keep interest rates in check while helping support equity valuation levels.

Diversification remains important

An environment like the past 12 months offers many reasons for building and maintaining a diversified portfolio rather than trying to make investment decisions based on anticipated market movements. Exposure to various types of investments should remain an important component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events. Thank you for your continuing support of Evergreen Investments.

/s/ William M. Ennis
William M. Ennis
President and Chief Executive Officer
Evergreen Investments

/s/ Dennis H. Ferro
Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

Evergreen Special Values Fund
Portfolio of Investments

May 31, 2002 (unaudited)

Shares		Value

Common Stocks—79.1%
	Basic Materials—12.6%
134,900	(1) American Pacific Corp.	$1,443,160
122,250	Belden, Inc.	2,665,050
132,445	Centex Construction Products, Inc.	5,532,228
279,591	(1) Chase Industries, Inc.	3,550,806
63,060	Deltic Timber Corp.	2,021,073
58,000	(1) EnPro Industries, Inc.	356,700
83,700	General Cable Corp.	899,775
221,857	(1) Kadant, Inc.	3,538,619
102,470	Lafarge Corp.	4,293,493
117,370	(1) Mueller Industries, Inc.	3,889,642
91,490	Roanoke Electric Corp.	1,257,073
198,790	Rock-Tenn Co.	3,693,518
83,033	Texas Industries, Inc.	3,131,174
145,066	Universal Corp.	5,889,680
86,900	(1) Wolverine Tube, Inc.	734,305

	Total	42,896,296

	Capital Goods—9.9%
143,700	Ampco-Pittsburgh Corp.	1,717,215
116,071	Briggs & Stratton Corp.	4,761,232
204,630	Butler Manufacturing Co.	5,209,880
62,800	(1) Crown Cork & Seal Co., Inc.	521,240
72,159	(1) EMCOR Group, Inc.	4,074,819
31,910	Franklin Electronics, Inc.	1,528,808
122,750	Granite Construction, Inc.	2,836,752
41,518	(1) Joy Global, Inc.	625,261
25,680	Millipore Corp.	1,016,414
226,167	National Service Industries, Inc.	2,001,578
90,357	Smith (A.O.) Corp.	2,692,639
78,655	Superior Industries International, Inc.	3,599,253
59,350	(1) Thermo Electron Corp.	1,089,666
53,500	Wescast Industries, Inc.	1,851,100

	Total	33,525,857

	Consumer Cyclicals—11.6%
114,110	(1) American Greetings Corp., Class A	2,358,654
77,612	(1) Cendant Corp.	1,418,747
231,348	(1) Championship Auto Racing Teams, Inc.	2,137,656
42,159	(1) Commonwealth Telephone Enterprises, Inc.	1,803,140
287,490	Cordiant Communications Group PLC, ADR	2,113,051

Evergreen Special Values Fund

Shares		Value

Common Stocks—continued
32,930	Deluxe Corp.	$1,489,753
67,376	Global Payments, Inc.	2,445,749
1,835	Grey Global Group, Inc.	1,449,650
89,880	(1) Heidrick & Struggles International, Inc.	1,951,295
545,695	(1) La Quinta Properties, Inc.	4,098,169
145,000	(1) Oneita Industries, Inc.	14
87,450	(1) PTEK Holdings, Inc.	435,501
51,097	Pulitzer, Inc.	2,552,295
22,539	Raven Industries, Inc.	600,664
160,580	Russell Corp.	2,967,518
61,061	Skyline Corp.	2,112,711
427,320	(1) Supreme Industries, Inc., Class A	2,649,384
57,530	Tupperware Corp.	1,273,139
138,500	Velco Industries NV	1,599,675
289,400	WorldCom, Inc.—MCI Group	816,108
156,270	(1) Young Broadcasting, Inc., Class A	3,156,654

	Total	39,429,527

	Consumer Staples—7.0%
156,072	(1) Alltrista Corp.	5,796,514
178,800	Casey’s General Stores, Inc.	2,127,720
96,700	(1) Gadzooks, Inc.	1,233,892
117,040	(1) Gtech Holdings Corp.	3,294,676
93,615	(1) Nautica Enterprise, Inc.	1,215,123
17,235	(1) Neiman-Marcus Group, Inc., Class A	637,695
46,055	(1) Neiman-Marcus Group, Inc., Class B	1,611,925
239,309	(1) Omega Protein Corp.	981,167
76,107	(1) Payless ShoeSource, Inc.	4,255,142
100,458	(1) Triarc Companies, Inc.	2,758,577

	Total	23,912,431

	Energy—4.8%
41,840	(1) Atwood Oceanics, Inc.	1,885,310
162,670	Berry Petroleum Co., Class A	2,814,191
73,190	Cabot Oil & Gas Corp., Class A	1,679,710
113,004	(1) Forest Oil Corp.	3,306,497
97,875	Patina Oil & Gas Corp.	3,493,159
59,360	(1) Prima Energy Corp.	1,396,741
62,410	(1) Tom Brown, Inc.	1,701,297

	Total	16,276,905

	Finance—14.6%
18,300	BSB Bancorp, Inc.	545,523
94,300	CNA Surety Corp.	1,425,816

Evergreen Special Values Fund

Shares		Value

Common Stocks—continued
151,680	Charter Municipal Mortgage Acceptance Co.	$2,625,581
60,430	Eaton Vance Corp.	2,112,029
67,933	Equity Residential Properties Trust	1,965,981
124,510	Forest City Enterprises, Inc., Class A	4,774,959
60,180	IPC Holdings Ltd.	1,872,802
29,000	Investment Technology Group, Inc.	1,055,600
74,970	John Nuveen & Co., Inc., Class A	4,280,787
122,498	LandAmerica Financial Group, Inc.	3,968,935
58,770	Leucadia National Corp.	2,018,162
149,372	Liberty Financial Cos., Inc.	6,124,252
81,355	Merchants Group, Inc.	2,013,536
102,116	Radian Group, Inc.	5,544,899
98,401	(1) Standard Management Corp.	782,288
205,900	(1) Stewart Information Services Corp.	4,087,115
203,610	(1) Trover Solutions, Inc.	1,121,891
9,250	White Mountains Insurance Group, Inc.	3,283,750

	Total	49,603,906

	Health Care—4.8%
46,450	Bausch & Lomb, Inc.	1,754,416
250,465	(1) Bio-Technology General Corp.	1,262,093
58,000	(1) Edwards Lifesciences Corp.	1,381,560
134,515	(1) Hanger Orthopedic Group, Inc.	2,004,273
269,700	(1) Lumenis Ltd.	1,523,805
42,160	NDCHealth Corp.	1,360,503
293,716	(1) Per-Se Technologies, Inc.	3,172,133
133,333	West Pharmaceutical Services, Inc.	3,810,657

	Total	16,269,440

	Real Estate—0.7%
204,322	Aegis Realty, Inc.	2,339,487

	Technology—10.5%
51,990	(1) Adaptec, Inc.	674,310
45,500	(1) Advanced Digital Information Corp.	378,105
113,115	(1) CommScope, Inc.	1,602,840
128,400	(1) Computer Network Technology	1,078,560
165,500	(1) Cysive, Inc.	397,035
23,019	(1) ESCO Technologies, Inc.	817,405
223,815	(1) EarthLink Network, Inc.	1,472,703
109,650	(1) Electroglas, Inc.	1,541,679
33,800	(1) GlobespanVirata, Inc.	158,184
87,770	Harris Corp.	3,309,807
101,220	(1) Imation Corp.	2,930,319

Evergreen Special Values Fund

Shares or Principal Amount		Value

Common Stocks—continued
237,265	(1) Information Resources, Inc.	$2,325,197
159,600	(1) Kana Software, Inc.	802,788
184,760	(1) Kemet Corp.	3,735,847
73,100	(1) Kulicke & Soffa Industries, Inc.	1,067,260
48,300	(1) Lattice Semiconductor Corp.	516,810
100,514	Nam Tai Electronics, Inc.	2,258,550
386,500	(1) Parametric Technology Corp.	1,345,020
294,600	(1) Peregrine Systems, Inc.	406,548
24,200	(1) Progress Software Corp.	339,284
228,475	(1) Quantum Corp.—DLT & Storage Systems	1,599,325
107,470	(1) Rayovac Corp.	1,961,327
137,360	(1) Standard Microsystems Corp.	3,118,072
59,724	United Industrial Corp.	1,505,045
43,400	(1) VeriSign, Inc.	420,112

	Total	35,762,132

	Transportation—2.6%
142,270	(1) Arkansas Best Corp.	3,506,955
66,610	Teekay Shipping Corp.	2,659,071
76,000	USFreightways Corp.	2,649,360

	Total	8,815,386

	Total Common Stocks (Identified cost $203,816,872)	268,831,367

Preferred Stocks—0.5%
	Finance—0.5%
105,439	Price Legacy Corp., Pfd., (Identified cost $1,450,418)	1,716,684

Corporate Bonds—1.2%
	Basic Materials—0.3%
$960,000	Buckeye Technologies, Inc., Sr. Sub. Note, 8.50%, 12/15/2005	902,400

	Health Care—0.2%
600,000	Medaphis Corp., Company Guarantee, (Series B), 9.50%, 2/15/2005	583,500

	Technology—0.7%
1,425,000	AirGate PCS, Inc., Sr. Sub. Note, 13.50%, 10/1/2009	912,000
580,000	PTEK Holdings, Sub. Note, 5.75%, 7/1/2004	495,900
200,000	Quantum Corp.—DLT & Storage Systems, Conv. Bond, 7.00%, 8/1/2004	185,880
1,440,000	Silicon Graphics, Inc., Sr. Note, 5.25%, 9/1/2004	1,004,400

	Total	2,598,180

	Total Corporate Bonds (Identified cost $4,033,724)	4,084,080

Evergreen Special Values Fund

Principal Amount or Shares		Value

(2) U.S. Treasury Obligation—1.0%
$3,500,000	United States Treasury Bill, 6/20/2002 (Identified cost $3,496,777)	$3,497,200

Registered Investment Companies—19.0%
51,092,463	Evergreen Institutional Money Market Fund	51,092,463
30,130	iShares Russell 2000 Index Fund	2,907,545
25,340	iShares Russell 2000 Value Index Fund	3,570,406
38,840	iShares S&P SmallCap 600/Barra Value Index Fund	3,669,603
19,878	iShares S&P SmallCap 600 Index Fund	2,404,244
138,400	Royce Global Trust, Inc.	993,712

	Total Registered Investment Companies (Identified cost $63,759,235)	64,637,973

	Total Investments (Identified cost $276,557,026)(3)	$342,767,304

Notes to Portfolio of Investments:
(1)	Non-income producing.
(2)	Represents securities held as collateral within a margin account, used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(3)
The cost of investments for generally accepted accounting principles (“GAAP”) is $276,557,026. Cost for federal tax purposes is $276,480,166. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $66,287,138 which is comprised of $73,297,778 appreciation and $7,010,640 depreciation at May 31, 2002.

The following abbreviation is used throughout this portfolio.
ADR—American Depositary Receipt

Note: The categories of investments are shown as a percentage of net assets ($339,735,456) at May 31, 2002.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $276,557,026)	$342,767,304
Income receivable	317,390
Receivable for investments sold	191,729
Receivable for shares sold	199,423

Total assets	343,475,846
Liabilities:
Payable for investments purchased	3,402,689
Payable for daily variation margin	17,125
Payable to adviser	231,744
Other accrued expenses	88,832

Total liabilities	3,740,390

Net assets for 15,756,465 shares outstanding	$339,735,456

Net Assets Consist of:
Paid in capital	$255,966,053
Net unrealized appreciation of investments and futures contracts	66,113,465
Accumulated net realized gain on investments and futures contracts	17,424,360
Undistributed net investment income	231,578

Total net assets	$339,735,456

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($99,289,239 ÷ 4,609,585 shares outstanding)	$21.54

Offering price per share (100/94.25 of $21.54)*	$22.85

Redemption proceeds per share	$21.54

Class B Shares:
Net asset value per share ($2,196,204 ÷ 102,863 shares outstanding)	$21.35

Offering price per share	$21.35

Redemption proceeds per share (95/100 of $21.35)*	$20.28

Class C Shares:
Net asset value per share ($1,614,494 ÷ 75,426 shares outstanding)	$21.41

Offering price per share (100/99 of $21.41)*	$21.63

Redemption proceeds per share (99/100 of $21.41)*	$21.20

Class I Shares:
Net asset value per share ($236,635,519 ÷ 10,968,591 shares outstanding)	$21.57

Offering price per share	$21.57

Redemption proceeds per share	$21.57

* See “What Do Shares Cost?” in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,225)	$1,257,896
Interest	681,302

Total Income	1,939,198
Expenses:
Investment adviser fee	1,194,768
Administrative personnel and services fee	115,890
Custodian fees	28,636
Transfer and dividend disbursing agent fees and expenses	9,691
Trustees’ fees	3,376
Auditing fees	9,447
Legal fees	3,987
Portfolio accounting fees	1,723
Distribution services fee—Class B Shares	6,068
Distribution services fee—Class C Shares	3,467
Shareholder services fee—Class A Shares	107,663
Shareholder services fee—Class B Shares	2,023
Shareholder services fee—Class C Shares	1,156
Share registration costs	27,863
Printing and postage	6,189
Insurance premiums	1,112
Miscellaneous	2,499

Total expenses	1,525,558

Net investment income	413,640

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments	16,140,014
Net realized gain on futures contracts	1,453,812
Net change in unrealized appreciation (depreciation) of investments and futures contracts	16,791,202

Net realized and unrealized gain on investments and futures contracts	34,385,028

Change in net assets resulting from operations	$34,798,668

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2002 (unaudited)	Year Ended November 30, 2001

Increase (Decrease) in Net Assets
Operations:
Net investment income	$413,640	$2,453,694
Net realized gain on investments and futures contracts	17,593,826	13,176,154
Net change in unrealized appreciation/depreciation of investments and futures contracts	16,791,202	34,880,749

Change in net assets resulting from operations	34,798,668	50,510,597

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(377,055)	(892,213)
Class B Shares	(586)	(3,191)
Class C Shares	(338)	(4)
Class I Shares	(1,453,283)	(2,128,000)
Distributions from net realized gain on investments and futures contracts
Class A Shares	(4,324,204)	(485,340)
Class B Shares	(67,958)	(3,306)
Class C Shares	(22,555)	(2)
Class I Shares	(11,223,895)	(984,200)

Change in net assets resulting from distributions to shareholders	(17,469,874)	(4,496,256)

Share Transactions:
Proceeds from sale of shares	87,589,492	100,679,965
Net asset value of shares issued to shareholders in payment of distributions declared	14,240,420	3,081,408
Cost of shares redeemed	(56,228,198)	(64,183,649)

Change in net assets resulting from share transactions	45,601,714	39,577,724

Change in net assets	62,930,508	85,592,065
Net Assets:
Beginning of period	276,804,948	191,212,883

End of period (including undistributed net investment income of $231,578 and $1,592,742, respectively)	$339,735,456	$276,804,948

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Financial Highlights—Class A Shares

(For a share outstanding throughout each period)

	Six Months
	Ended May 31,		Year Ended November 30,
	2002
	(unaudited)		2001	2000	1999		1998	1997

Net Asset Value, Beginning of Period	$20.29		$16.53	$16.03	$16.13		$18.64	$15.67
Income From Investment Operations:
Net investment income	0.01	(1)(2)	0.16 (1)	0.22 (1)	0.25		0.19 (1)	0.13 (1)
Net realized and unrealized gain (loss) on investments and futures contracts	2.48	(2)	3.97	1.08	0.56		(0.87)	4.53

Total from investment operations	2.49		4.13	1.30	0.81		(0.68)	4.66

Less Distributions:
Distributions from net investment income	(0.10)		(0.24)	(0.28)	(0.16)		(0.12)	(0.08)
Distributions from net realized gain on investment transactions and futures contracts	(1.14)		(0.13)	(0.52)	(0.75)		(1.71)	(1.61)

Total distributions	(1.24)		(0.37)	(0.80)	(0.91)		(1.83)	(1.69)

Net Asset Value, End of Period	$21.54		$20.29	$16.53	$16.03		$16.13	$18.64

Total Return (3)	12.84%		25.43%	8.52%	5.40%		(3.86)%	33.08%
Ratios to Average Net Assets:
Expenses	1.19	%(4)	1.20%	1.21%	1.23%		1.25%	1.35%
Net investment income	0.11	%(2)(4)	0.84%	1.38%	1.61%		0.98%	0.74%
Expense waiver/reimbursement (5)	—		—	—	0.00	%(6)	—	0.01%
Supplemental Data
Net assets, end of period (000 omitted)	$99,289		$76,469	$62,486	$65,348		$59,408	$37,766
Portfolio turnover	36%		45%	42%	44%		20%	46%

(1)	Per share information is based on average shares outstanding.
(2)
Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended May 31, 2002 this change had no impact to net investment income per share and net realized gain/loss per share and increased the ratio of net investment income to average net assets from 0.09% to 0.11%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Computed on an annualized basis.
(5)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(6)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Financial Highlights—Class B Shares

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2002 (unaudited)		Period Ended November 30,
			2001		2000	1999 (1)

Net Asset Value, Beginning of Period	$20.10		$16.40		$15.99	$14.60
Income From Investment Operations:
Net investment income/(operating loss)	(0.07	)(2)(3)	0.00	(2)(4)	0.10 (2)	0.17
Net realized and unrealized gain on investments and futures contracts	2.47	(3)	3.96		1.08	1.22

Total from investment operations	2.40		3.96		1.18	1.39

Less Distributions:
Distributions from net investment income	(0.01)		(0.13)		(0.25)	—
Distributions from net realized gain on investment transactions and futures contracts	(1.14)		(0.13)		(0.52)	—

Total distributions	(1.15)		(0.26)		(0.77)	—

Net Asset Value, End of Period	$21.35		$20.10		$16.40	$15.99

Total Return (5)	12.45%		24.42%		7.74%	9.52%
Ratios to Average Net Assets:
Expenses	1.94	%(6)	1.95%		1.96%	1.98	%(6)
Net investment income (loss)	(0.64	)%(3)(6)	0.02%		0.61%	0.93	%(6)
Expense waiver/reimbursement (7)	—		—		—	0.01	%(6)
Supplemental Data
Net assets, end of period (000 omitted)	$2,196		$1,153		$ 427	$ 350
Portfolio turnover	36%		45%		42%	44%

(1)	Reflects operations for the period March 26, 1999 (date of initial public investment) to November 30, 1999.
(2)	Per share information is based on average shares outstanding.
(3)
Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended May 31, 2002 this change had no impact to net investment income (loss) per share and net realized gain/loss per share and increased the ratio of net investment income to average net assets from (0.66)% to (0.64)%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation

(4)	Less than $0.01 per share.
(5)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(6)	Computed on an annualized basis.
(7)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Financial Highlights—Class C Shares

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2002 (unaudited)		Period Ended November 30, 2001(1)

Net Asset Value, Beginning of Period	$20.16		$17.46
Income From Investment Operations:
Net operating loss (2)	(0.07	)(3)	(0.01)
Net realized and unrealized gain on investments and futures contracts	2.48	(3)	3.12

Total from investment operations	2.41		3.11

Less Distributions:
Distributions from net investment income	(0.02)		(0.28)
Distributions from net realized gain on investment transactions and futures contracts	(1.14)		(0.13)

Total distributions	(1.16)		(0.41)

Net Asset Value, End of Period	$21.41		$20.16

Total Return (4)	12.46%		18.27%
Ratios to Average Net Assets:
Expenses (5)	1.94%		1.95%
Net investment loss (5)	(0.64	)%(3)	(0.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,614		$367
Portfolio turnover	36%		45%

(1)	Reflects operations for the period December 12, 2000 (date of initial public investment) to November 30, 2001.
(2)	Per share information is based on average shares outstanding.
(3)
Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended May 31, 2002 this change had no impact to net investment income (loss) per share and net realized gain/loss per share and increased the ratio of net investment income to average net assets from (0.66)% to (0.64)%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation

(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Financial Highlights—Class I Shares

(For a share outstanding throughout each period)

	Six Months
	Ended May 31,		Year Ended November 30,
	2002
	(unaudited)		2001	2000	1999		1998	1997

Net Asset Value, Beginning of Period	$20.34		$16.57	$16.07	$16.18		$18.67	$15.67
Income From Investment Operations:
Net investment income	0.04	(1)(2)	0.20 (1)	0.26 (1)	0.30		0.21	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	2.48	(2)	3.98	1.08	0.54		(0.84)	4.53

Total from investment operations	2.52		4.18	1.34	0.84		(0.63)	4.69

Less Distributions:
Distributions from net investment income	(0.15)		(0.28)	(0.32)	(0.20)		(0.15)	(0.08)
Distributions from net realized gain on investment transactions and futures contracts	(1.14)		(0.13)	(0.52)	(0.75)		(1.71)	(1.61)

Total distributions	(1.29)		(0.41)	(0.84)	(0.95)		(1.86)	(1.69)

Net Asset Value, End of Period	$21.57		$20.34	$16.57	$16.07		$16.18	$18.67

Total Return (3)	12.97%		25.74%	8.79%	5.61%		(3.59)%	33.29%
Ratios to Average Net Assets:
Expenses	0.94	%(4)	0.95%	0.96%	0.98%		1.00%	1.11%
Net investment income	0.36	%(2)(4)	1.08%	1.61%	1.85%		1.26%	0.88%
Expense waiver/reimbursement (5)	—		—	—	0.00	%(6)	—	0.02%
Supplemental Data
Net assets, end of period (000 omitted)	$236,636		$198,817	$128,300	$109,969		$90,550	$84,501
Portfolio turnover	36%		45%	42%	44%		20%	46%

(1)	Per share information is based on average shares outstanding.
(2)
Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended May 31, 2002 this change had no impact to net investment income per share, net realized gain/loss per share and increased the ratio of net investment income to average net assets from 0.34% to 0.36%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)	Based on net asset value.
(4)	Computed on an annualized basis.
(5)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(6)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

Evergreen Special Values Fund
Notes to financial Statements

May 31, 2002 (UNAUDITED)

1.  Organization
As of the close of business on June 14, 2002, the net assets and liabilities of Wachovia Special Values Fund, a series of The Wachovia Funds, were acquired by Evergreen Special Values Fund (the “Fund”), a diversified series of Evergreen Equity Trust (the “Trust”), in an exchange of shares. Class A, Class B, Class C and Class Y shares of Wachovia Special Values Fund were exchanged for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The Trust is a Delaware business trust organized on September 18, 1997 as an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”). As Wachovia Special Values Fund contributed the majority of the net assets and the shareholders to the Fund, the accounting and performance history of Wachovia Special Values Fund has been carried forward. The accompanying financial statements included herein represents Wachovia Special Values Fund at May 31, 2002 and for the six months ended May 31, 2002.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS—U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued as determined in good faith using methods approved by the Board of Trustees (the “Trustees”).

REPURCHASE AGREEMENTS—It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS—Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Evergreen Special Values Fund

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund but resulted in adjustments to the financial statements as follows:.

	As of 12/1/2001		For the six months ended 5/31/2002

	Cost of Securities	Net Unrealized Gains or Losses	Net Investment Income	Net Unrealized Appreciation/Depreciation	Net Realized Gain/Loss

Increase (decrease)	$56,458	$(56,458)	$20,402	$(20,402)	—

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

FEDERAL TAXES—It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS—The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

FUTURES CONTRACTS—The Fund may purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

June 2002	137 Russell 2000 Index Futures	Long	$(96,813)

RESTRICTED SECURITIES—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund’s pricing committee.

USE OF ESTIMATES—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER—Investment transactions are accounted for on a trade date basis.

Evergreen Special Values Fund

3.  Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Six Months Ended May 31, 2002		Year Ended November 30, 2001
	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,201,076	$25,339,774	1,297,425	$24,912,287
Shares issued to shareholders in payment of distributions declared	234,513	4,601,134	79,778	1,342,683
Shares redeemed	(595,479)	(12,229,889)	(1,388,006)	(26,205,847)

Net change resulting from Class A Shares transactions	840,110	$17,711,019	(10,803)	$49,123

	Six Months Ended May 31, 2002		Year Ended November 30, 2001
	Shares	Dollars	Shares	Dollars

Class B Shares

Shares sold	44,966	$941,600	34,364	$654,980
Shares issued to shareholders in payment of distributions declared	3,478	67,887	386	6,491
Shares redeemed	(2,916)	(61,992)	(3,432)	(62,899)

Net change resulting from Class B Shares transactions	45,528	$947,495	31,318	$598,572

	Six Months Ended May 31, 2002		Period Ended November 30, 2001 (1)
	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	56,433	$1,175,867	19,238	$362,421
Shares issued to shareholders in payment of distributions declared	1,170	22,889	—	—
Shares redeemed	(367)	(7,991)	(1,048)	(20,531)

Net change resulting from Class C Shares transactions	57,236	$1,190,765	18,190	$341,890

	Six Months Ended May 31, 2002		Year Ended November 30, 2001
	Shares	Dollars	Shares	Dollars

Class I Shares

Shares sold	2,868,458	$60,132,251	3,950,171	$74,750,277
Shares issued to shareholders in payment of distributions declared	486,424	9,548,510	102,925	1,732,234
Shares redeemed	(2,161,497)	(43,928,326)	(2,021,923)	(37,894,372)

Net change resulting from Class I Shares transactions	1,193,385	$25,752,435	2,031,173	$38,588,139

Net change resulting from fund shares transactions	2,136,259	$45,601,714	2,069,878	$39,577,724

(1)	Reflects operations for the period from December 12, 2000 (date of initial public investment) to November 30, 2001.

4.  Investment Adviser Fee and Other Transactions with Affiliates
INVESTMENT ADVISER FEE—Effective January 2, 2002, Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly First Union Corporation), became the interim investment adviser to the Fund and receives for its services an annual investment adviser fee equal to 0.80% of the Fund’s average daily net assets.

Evergreen Special Values Fund

Prior to January 2, 2002, Wachovia Fund Advisers, a division of Wachovia Bank, N.A. served as the Fund’s investment adviser and received a fee at the same rate.

ADMINISTRATIVE FEE, AND TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES—Effective May 20, 2002, Evergreen Service Company, LLC, an indirect wholly owned subsidiary of Wachovia became the transfer and dividend disbursing agent for the Fund. Prior to May 20, 2002, Federated Services Company (“FServ”), through its subsidiary Federated Shareholder Services Company, served as transfer and dividend disbursing agent for the Fund. FServ provides the Fund with certain administrative personnel and portfolio accounting services.

DISTRIBUTION SERVICES FEE—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance certain activities intended to result in the sale of Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Fund’s Class B Shares and Class C Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SHAREHOLDER SERVICES FEE—Under the terms of a Shareholder Services Agreement with Federated Administrative Services, (“FAS”), the Fund will pay FAS up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

CUSTODIAN FEES—Effective May 20, 2002, State Street Bank and Trust became the custodian for the Fund. Prior to May 20, 2002, Wachovia Bank, N.A. served as custodian to the Fund and was paid a fee based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended May 31, 2002, were $22,758,333 and $8,595,653, respectively.

6.  Subsequent Event

Effective on the close of business on June 14, 2002, the reorganization of Wachovia Special Values Fund into the Fund through a tax-free exchange of Class A, Class B, Class C and Class Y shares of Wachovia Special Values Fund for Class A, Class B, Class C and Class I shares, respectively, of the Fund was completed.

Last Meeting of Shareholders

Last Meeting of Shareholders
On May 13, 2002 a Special Meeting of shareholders of Wachovia Special Values Fund was held to consider a number of proposals. On February 28, 2002, the record date of the meeting, the Fund had the following

Record Date Shares Outstanding	14,023,082.668
Shares Voted at the Meeting	10,370,689.133
Percentage of record date shares Present	73.954%

1.
To consider and act upon an Agreement and Plan of Reorganization whereby Evergreen Special Values Fund (“Evergreen Fund”), a series of Evergreen Equity Trust will (i) acquire all of the assets of Wachovia Special Values Fund (“Wachovia Fund”) in exchange for shares of Evergreen Fund; and (ii) assume the identified liabilities of Wachovia Fund.

Number of Shares Voted

Affirmative	8,149,624.475
Against	84,232.710
Abstain	52,102.939
Broker Non-votes	2,084,729.009

Total	10,370,689.133

2.	To consider and act upon the Investment Advisory Agreement between The Wachovia Funds, on behalf of Wachovia Fund, and Evergreen Investment Management Company, LLC.

Number of Shares Voted

Affirmative	10,261,267.388
Against	77,430.604
Abstain	31,991.132
Broker Non Votes	0.009

Total	10,370,689.133

3.	To consider and vote upon such other matters as may properly come before said meeting and any adjournments thereof.

Number of Shares Voted

Affirmative	10,082,993.596
Against	231,687.721
Abstain	56,007.816

Total	10,370,689.133

Board of Trustees

Name, Address and Date of Birth	Position with Trust	Beginning Year of Term of Office*	Principal Occupations for Last Five Years	Number of portfolios overseen in Evergreen funds complex	Other Directorships held outside of Evergreen funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL — South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982
President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
				95	None

Russell A. Salton III, MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993
Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
				95	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	95	None

*	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
**	Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

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